FINANCIAL INSTRUMENTS AND RISKS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Total cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	R$ 17,374.2	R$ 19,853.3
Fair Value Assets	379.5	271.8
Fair Value Liability	(742.0)	(719.4)
Gain (loss) Finance Result	(1,639.6)	(3,075.2)
Gain (loss) Operational Result	34.6	452.7
Gain (loss) Equity	(285.2)	134.3
Commodities risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	4,025.7	4,809.9
Fair Value Assets	198.3	100.8
Fair Value Liability	(219.4)	(376.0)
Gain (loss) Finance Result	(388.3)	63.5
Gain (loss) Operational Result	(336.2)	(32.3)
Gain (loss) Equity	(105.4)	(475.0)
US Dollars risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	13,200.0	14,874.7
Fair Value Assets	164.9	157.7
Fair Value Liability	(522.4)	(342.9)
Gain (loss) Finance Result	(1,250.7)	(3,139.2)
Gain (loss) Operational Result	363.9	477.1
Gain (loss) Equity	(182.1)	596.6
Euros risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	37.4	32.2
Fair Value Assets	0.1	1.9
Fair Value Liability	(0.2)
Gain (loss) Finance Result	(0.5)	(0.7)
Gain (loss) Operational Result	2.6	(0.3)
Gain (loss) Equity	0.5	1.2
Mexican Pesos risk portion of cost exposure [member]
IfrsStatementLineItems [Line Items]
Notional	111.1	136.5
Fair Value Assets	16.2	11.4
Fair Value Liability		(0.5)
Gain (loss) Finance Result	(0.1)	1.2
Gain (loss) Operational Result	4.3	8.2
Gain (loss) Equity	1.8	11.5
Total fixed asset exposure [member]
IfrsStatementLineItems [Line Items]
Notional	249.7	226.8
Fair Value Assets	0.1	1.5
Fair Value Liability	(14.6)	(5.4)
Gain (loss) Finance Result	11.0	(5.9)
Gain (loss) Operational Result	3.4	4.9
Gain (loss) Equity	5.0	(13.0)
US Dollars risk portion of fixed assets exposure [member]
IfrsStatementLineItems [Line Items]
Notional	249.7	226.8
Fair Value Assets	0.1	1.5
Fair Value Liability	(14.6)	(5.4)
Gain (loss) Finance Result	11.0	(5.9)
Gain (loss) Operational Result	3.4	4.9
Gain (loss) Equity	5.0	(13.0)
Total expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional	64.7	204.9
Fair Value Assets	0.1	0.5
Fair Value Liability	(4.2)	(4.6)
Gain (loss) Finance Result	(25.6)	(42.5)
Gain (loss) Operational Result	(0.1)	9.1
Gain (loss) Equity	1.1	(14.8)
US Dollars risk portion of the expenses exposure [member]
IfrsStatementLineItems [Line Items]
Notional	64.7	204.9
Fair Value Assets	0.1	0.5
Fair Value Liability	(4.2)	(4.6)
Gain (loss) Finance Result	(25.6)	(42.5)
Gain (loss) Operational Result	(0.1)	9.1
Gain (loss) Equity	1.1	(14.8)
Total Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	(59.3)
Fair Value Assets
Fair Value Liability	(2.3)
Gain (loss) Operational Result
Gain (loss) Equity
Cash U [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) Finance Result	13.7	(17.1)
U S Dollars Risk Portion Of The Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Notional	(59.3)
Fair Value Assets
Gain (loss) Operational Result
Gain (loss) Equity
U S Dollars Risk Portion Of Th Cash Exposure [Member]
IfrsStatementLineItems [Line Items]
Fair Value Liability	(2.3)
U S Dollars Cash [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) Finance Result	13.7	(17.1)
Total financial risk exposure [member]
IfrsStatementLineItems [Line Items]
Notional	17,629.3	20,285.0
Fair Value Assets	379.7	273.8
Fair Value Liability	(763.1)	(729.4)
Gain (loss) Finance Result	(1,640.5)	(3,140.7)
Gain (loss) Operational Result	37.9	466.7
Gain (loss) Equity	R$ (279.1)	R$ 106.5